Financial Assets And Financial Liabilities - Summary of Financial assets by class and category (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	€ 31,553	€ 45,321
Financial assets measured at FVTPL	25,303	5,187
Financial assets measured at FVTOCI	275	239
Total	57,131	50,747
Trade And Other Financial Receivable [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	29,851	43,596
Total	29,851	43,596
Trade And Other Financial Receivable [Member] | Customer Sales And Services [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	29,243	43,258
Total	29,243	43,258
Trade And Other Financial Receivable [Member] | Other Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	428	140
Total	428	140
Trade And Other Financial Receivable [Member] | Loans To Employees [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	180	198
Total	180	198
Non Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,170	1,341
Total	1,170	1,341
Non Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,170	1,341
Total	1,170	1,341
Other Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	532	384
Financial assets measured at FVTPL	25,303	5,187
Financial assets measured at FVTOCI	275	239
Total	26,110	5,810
Other Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	323	302
Financial assets measured at FVTPL	25,303	5,187
Financial assets measured at FVTOCI	275	239
Total	25,901	5,728
Other Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	209	82
Total	€ 209	€ 82